OPERATIONS - Licenses and Customer portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer portfolio [Member] | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Intangible assets	R$ 28,749
Intangible assets	28,749
Brand
Net assets acquired
Intangible assets	496,172	R$ 571,902	R$ 656,551
Brand | Vita IT
Net assets acquired
Business Combination	10,099	451
Brand | Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Net assets acquired
Intangible assets	10,099
Intangible assets	10,099
Licenses
Net assets acquired
Intangible assets	13,595,254	14,887,059	16,291,751
Licenses | Vita IT
Net assets acquired
Business Combination	0	0
Customer-related intangible assets
Net assets acquired
Intangible assets	122,126	205,800	R$ 333,790
Customer-related intangible assets | Vita IT
Net assets acquired
Business Combination	R$ 28,749	R$ 18,122